Contingencies and Commitments - Schedule of Estimated Dates of the Respective Legal Contingencies (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	$ 1,592	$ 1,173
2025 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	1,101
2026 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies	491
2027 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies
2028 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies
2029 [Member]
Schedule of Estimated Dates of the Respective Legal Contingencies [Line Items]
Legal contingencies